STATE FARM MUTUAL FUND TRUST

Supplement dated October 1, 2013 to the Prospectus dated May 1, 2013 (and as supplemented July 1, 2013) of State Farm Mutual Fund Trust for Class A, Class B, Legacy Class A and Legacy Class B shares (the “Prospectus”).

On page 15 of the Prospectus, which relates to the State Farm Small Cap Index Fund, the table labeled “Annual Fund Operating Expenses” is deleted and replaced with the following:

[Small Cap Index Fund]

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Legacy Class A	Legacy Class B
Management fees	0.33%	0.33%	0.33%	0.33%
Distribution [and/or Service] (12b-1 fees) fees	0.25%	0.95%	0.25%	0.65%
Other Expenses	0.38%	0.38%	0.38%	0.38%
Acquired Fund Fees & Expenses	0.08%	0.08%	0.08%	0.08%
Total Annual Fund Operating Expenses	1.04%	1.74%	1.04%	1.44%
Less: Fee Waiver	–0.03%	–0.03%	–0.03%	–0.03%
Total Annual Fund Operating Expenses After Fee Waiver(1)	1.01%	1.71%	1.01%	1.41%
(1)	The expense information in the table above has been restated to reflect current fees.

State Farm Investment Management Corp. (the “Manager” or “SFIMC”), the investment adviser to the Fund, has contractually agreed to waive its management fees in an amount required to keep the Fund’s Total Annual Fund Operating Expenses at or below a specified amount for each share class. This fee waiver applies through April 30, 2014, and the Manager may not discontinue or modify this waiver without the approval of the Board of Trustees of State Farm Mutual Fund Trust.

On page 15 of the Prospectus, the expense example tables for the Small Cap Index Fund are deleted and replaced with the following:

	After 1 year	After 3 years	After 5 years	After 10 years
Class A	$598	$812	$1,043	$1,705
Class B	$674	$895	$1,141	$1,864
Legacy Class A	$400	$618	$854	$1,530
Legacy Class B	$444	$728	$984	$1,613

You would pay the following expenses if you did not redeem your shares:

	After 1 year	After 3 years	After 5 years	After 10 years
Class B	$174	$545	$941	$1,864
Legacy Class B	$144	$453	$784	$1,613

On page 18 of the Prospectus, which relates to the State Farm International Index Fund, the table labeled “Annual Fund Operating Expenses” is deleted and replaced with the following:

[International Index Fund]

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Legacy Class A	Legacy Class B
Management fees	0.48%	0.48%	0.48%	0.48%
Distribution [and/or Service] (12b-1 fees) fees	0.25%	0.95%	0.25%	0.65%
Other Expenses	0.51%	0.51%	0.51%	0.51%
Total Annual Fund Operating Expenses	1.24%	1.94%	1.24%	1.64%
Less: Fee Waiver	–0.06%	–0.06%	–0.06%	–0.06%
Total Annual Fund Operating Expenses After Fee Waiver(1)	1.18%	1.88%	1.18%	1.58%
(1)	The expense information in the table above has been restated to reflect current fees.

State Farm Investment Management Corp. (the “Manager” or “SFIMC”), the investment adviser to the Fund, has contractually agreed to waive its management fees in an amount required to keep the Fund’s Total Annual Fund Operating Expenses at or below a specified amount for each share class. This fee waiver applies through April 30, 2014, and the Manager may not discontinue or modify this waiver without the approval of the Board of Trustees of State Farm Mutual Fund Trust.

On page 18 of the Prospectus, the expense example tables for the International Index Fund are deleted and replaced with the following:

	After 1 year	After 3 years	After 5 years	After 10 years
Class A	$614	$868	$1,141	$1,920
Class B	$691	$953	$1,241	$2,078
Legacy Class A	$417	$676	$955	$1,750
Legacy Class B	$461	$786	$1,086	$1,832

You would pay the following expenses if you did not redeem your shares:

	After 1 year	After 3 years	After 5 years	After 10 years
Class B	$191	$603	$1,041	$2,078
Legacy Class B	$161	$511	$886	$1,832

The expense reimbursement thresholds for the Small Cap Index Fund and the International Index Fund described on page 77 of the Prospectus are deleted and replaced with the following:

Expense Reimbursement Threshold
Fund	Class A	Class B	Legacy Class A	Legacy Class B
Small Cap Index Fund	1.01%	1.71%	1.01%	1.41%
International Index Fund	1.18%	1.88%	1.18%	1.58%

The management fees that the Small Cap Index Fund and the International Index Fund pay to the Manager set forth on page 77 of the Prospectus are deleted and replaced with the following:

Fund	Rate of Advisory Fee
Small Cap Index Fund	0.33% of average daily net assets
International Index Fund	0.48% of average daily net assets

The sentence and corresponding table on page 78 of the Prospectus under the heading, “Compensating Northern Trust Investments, Inc. for its Services,” are deleted and replaced with the following:

Compensating Northern Trust Investments, Inc. for its Services

The Manager pays Northern Trust Investments, Inc. for its services to the Small Cap Index Fund and the International Index Fund at the rates shown in the table below:

Small Cap Index Fund and International Index Fund

On the first $100 million	0.12% of average daily net assets
Over $100 million	0.08% of average daily net assets

This supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with the Prospectus. Please keep it for future reference.

120-6345 i

STATE FARM MUTUAL FUND TRUST

Supplement dated October 1, 2013 to the Prospectus dated May 1, 2013 (and as supplemented July 1, 2013) of State Farm Mutual Fund Trust for Institutional Shares (the “Prospectus”).

On page 12 of the Prospectus, which relates to the State Farm Small Cap Index Fund, the table labeled “Annual Fund Operating Expenses” is deleted and replaced with the following:

[Small Cap Index Fund]

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Institutional
Management fees	0.33%
Distribution [and/or Service] (12b-1 fees) Fees	0.00%
Other Expenses	0.38%
Acquired Fund Fees & Expenses	0.08%
Total Annual Fund Operating Expenses	0.79%
Less: Fee Waiver	–0.03%
Total Annual Fund Operating Expenses After Fee Waiver(1)	0.76%
(1)	The expense information in the table above has been restated to reflect current fees.

State Farm Investment Management Corp. (the “Manager” or “SFIMC”), the investment adviser to the Fund, has contractually agreed to waive its management fees in an amount required to keep the Fund’s Total Annual Fund Operating Expenses at or below a specified amount for each share class. This fee waiver applies through April 30, 2014, and the Manager may not discontinue or modify this waiver without the approval of the Board of Trustees of State Farm Mutual Fund Trust.

On page 12 of the Prospectus, the expense example table for the Small Cap Index Fund is deleted and replaced with the following:

	After 1 year	After 3 years	After 5 years	After 10 years
Institutional	$78	$249	$436	$975

On page 14 of the Prospectus, which relates to the State Farm International Index Fund, the table labeled “Annual Fund Operating Expenses” is deleted and replaced with the following:

[International Index Fund]

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Institutional
Management fees	0.48%
Distribution [and/or Service] (12b-1 fees) Fees	0.00%
Other Expenses	0.51%
Acquired Fund Fees & Expenses	0.00%
Total Annual Fund Operating Expenses	0.99%
Less: Fee Waiver	–0.06%
Total Annual Fund Operating Expenses After Fee Waiver(1)	0.93%
(1)	The expense information in the table above has been restated to reflect current fees.

State Farm Investment Management Corp. (the “Manager” or “SFIMC”), the investment adviser to the Fund, has contractually agreed to waive its management fees in an amount required to keep the Fund’s Total Annual Fund Operating Expenses at or below a specified amount for each share class. This fee waiver applies through April 30, 2014, and the Manager may not discontinue or modify this waiver without the approval of the Board of Trustees of State Farm Mutual Fund Trust.

On page 14 of the Prospectus, the expense example table for the International Index Fund is deleted and replaced with the following:

	After 1 year	After 3 years	After 5 years	After 10 years
Institutional	$95	$309	$541	$1,208

The expense reimbursement thresholds for the Small Cap Index Fund and the International Index Fund described on page 58 of the Prospectus are deleted and replaced with the following:

Expense Reimbursement Threshold
Small Cap Index Fund	0.76%
International Index Fund	0.93%

The management fees that the Small Cap Index Fund and the International Index Fund pay to the Manager set forth on page 58 of the Prospectus are deleted and replaced with the following:

Fund	Rate of Advisory Fee
Small Cap Index Fund	0.33% of average daily net assets
International Index Fund	0.48% of average daily net assets

The sentence and corresponding table on page 59 of the Prospectus under the heading, “Compensating Northern Trust Investments, Inc. for its Services,” are deleted and replaced with the following:

Compensating Northern Trust Investments, Inc. for its Services

The Manager pays Northern Trust Investments, Inc. for its services to the Small Cap Index Fund and the International Index Fund at the rates shown in the table below:

Small Cap Index Fund and International Index Fund

On the first $100 million	0.12% of average daily net assets
Over $100 million	0.08% of average daily net assets

This supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with the Prospectus. Please keep it for future reference.

120-4683 c

STATE FARM MUTUAL FUND TRUST

Supplement dated October 1, 2013 to the Prospectus dated May 1, 2013 (and as supplemented July 1, 2013) of State Farm Mutual Fund Trust for Class R-1, Class R-2, and Class R-3 Shares (the “Prospectus”).

On page 12 of the Prospectus, which relates to the State Farm Small Cap Index Fund, the table labeled “Annual Fund Operating Expenses” is deleted and replaced with the following:

[Small Cap Index Fund]

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	R-1	R-2	R-3
Management fees	0.33%	0.33%	0.33%
Distribution [and/or Service] (12b-1 fees) fees	0.50%	0.30%	0.00%
Other Expenses	0.45%	0.45%	0.45%
Acquired Fund Fees & Expenses	0.08%	0.08%	0.08%
Total Annual Fund Operating Expenses	1.36%	1.16%	0.86%
Less: Fee Waiver	–0.03%	–0.03%	–0.03%
Total Annual Fund Operating Expenses After Fee Waiver(1)	1.33%	1.13%	0.83%
(1)	The expense information in the table above has been restated to reflect current fees.

State Farm Investment Management Corp. (the “Manager” or “SFIMC”), the investment adviser to the Fund, has contractually agreed to waive its management fees in an amount required to keep the Fund’s Total Annual Fund Operating Expenses at or below a specified amount for each share class. This fee waiver applies through April 30, 2014, and the Manager may not discontinue or modify this waiver without the approval of the Board of Trustees of State Farm Mutual Fund Trust.

On page 12 of the Prospectus, the expense example table for the Small Cap Index Fund is deleted and replaced with the following:

	After 1 year	After 3 years	After 5 years	After 10 years
R-1	$135	$428	$742	$1,632
R-2	$115	$366	$635	$1,406
R-3	$85	$271	$474	$1,058

On page 14 of the Prospectus, which relates to the State Farm International Index Fund, the table labeled “Annual Fund Operating Expenses” is deleted and replaced with the following:

[International Index Fund]

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	R-1	R-2	R-3
Management fees	0.48%	0.48%	0.48%
Distribution [and/or Service] (12b-1 fees) fees	0.50%	0.30%	0.00%
Other Expenses	0.58%	0.58%	0.58%
Acquired Fund Fees & Expenses	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses	1.56%	1.36%	1.06%
Less: Fee Waiver	–0.06%	–0.06%	–0.06%
Total Annual Fund Operating Expenses After Fee Waiver(1)	1.50%	1.30%	1.00%
(1)	The expense information in the table above has been restated to reflect current fees.

State Farm Investment Management Corp. (the “Manager” or “SFIMC”), the investment adviser to the Fund, has contractually agreed to waive its management fees in an amount required to keep the Fund’s Total Annual Fund Operating Expenses at or below a specified amount for each share class. This fee waiver applies through April 30, 2014, and the Manager may not discontinue or modify this waiver without the approval of the Board of Trustees of State Farm Mutual Fund Trust.

On page 14 of the Prospectus, the expense example table for the International Index Fund is deleted and replaced with the following:

	After 1 year	After 3 years	After 5 years	After 10 years
R-1	$153	$487	$844	$1,851
R-2	$132	$425	$739	$1,630
R-3	$102	$331	$579	$1,289

The expense reimbursement thresholds for the Small Cap Index Fund and the International Index Fund described on page 62 of the Prospectus are deleted and replaced with the following:

Expense Reimbursement Threshold
Fund	Class R-1	Class R-2	Class R-3
Small Cap Index Fund	1.33%	1.13%	0.83%
International Index Fund	1.50%	1.30%	1.00%

The management fees that the Small Cap Index Fund and the International Index Fund pay to the Manager set forth on page 62 of the Prospectus are deleted and replaced with the following:

Fund	Rate of Advisory Fee
Small Cap Index Fund	0.33% of average daily net assets
International Index Fund	0.48% of average daily net assets

The sentence and corresponding table on page 63 of the Prospectus under the heading, “Compensating Northern Trust Investments, Inc. for its Services,” are deleted and replaced with the following:

Compensating Northern Trust Investments, Inc. for its Services

The Manager pays Northern Trust Investments, Inc. for its services to the Small Cap Index Fund and the International Index Fund at the rates shown in the table below:

Small Cap Index Fund and International Index Fund

On the first $100 million	0.12% of average daily net assets
Over $100 million	0.08% of average daily net assets

This supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with the Prospectus. Please keep it for future reference.

120-6344 e

STATE FARM MUTUAL FUND TRUST

Supplement dated October 1, 2013 to the Statement of Additional Information dated May 1, 2013 (and as supplement in July 1, 2013) of State Farm Mutual Fund Trust (the “SAI”).

Page 65 of the SAI describes the management fee computed on a daily basis and paid quarterly by the Small Cap Index Fund and the International Index Fund. The management fee for these funds is deleted and replaced with the following:

As compensation for the services and facilities furnished, each Fund pays a management fee (computed on a daily basis and paid quarterly) at the annual rates shown below:

Small Cap Index Fund	0.33% of net assets
International Index Fund	0.48% of net assets

Page 66 of the SAI describes the expense reimbursement thresholds for the Class A, Class B, Legacy Class A, Legacy Class B and Institutional Class shares of the Small Cap Index Fund and the International Index Fund. The chart on page 66 of the SAI related to Class A, Class B, Legacy Class A, Legacy Class B and Institutional Class shares of the Small Cap Index Fund and the International Index Fund is deleted and replaced with the following:

With respect to Class A, Class B, Legacy Class A, Legacy Class B, and the Institutional Class shares, the Manager [State Farm Investment Management Corp.] will reimburse each Fund, if and to the extent, the Fund’s total annual operating expenses exceed the following percentages of the Fund’s average net assets, excluding acquired fund fees and expenses reflected in the Trust’s prospectuses:

	Class A	Class B	Legacy Class A	Legacy Class B	Institutional Class
Small Cap Index Fund	0.93%	1.63%	0.93%	1.33%	0.68%
International Index Fund	1.18%	1.88%	1.18%	1.58%	0.93%

This supplement provides new and additional information beyond that contained in the SAI and should be retained and read in conjunction with the SAI. Please keep it for future reference.

STATE FARM MUTUAL FUND TRUST

Supplement dated October 1, 2013 to the Summary Prospectus for the State Farm Mutual Fund Trust Small Cap Index Fund for Class A, Class B, Legacy Class A and Legacy Class B shares dated May 1, 2013 (the “Summary Prospectus”).

On page 1 of the Summary Prospectus the table labeled “Annual Fund Operating Expenses” is deleted and replaced with the following:

[Small Cap Index Fund]

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Legacy Class A	Legacy Class B
Management fees	0.33%	0.33%	0.33%	0.33%
Distribution [and/or Service] (12b-1 fees) fees	0.25%	0.95%	0.25%	0.65%
Other Expenses	0.38%	0.38%	0.38%	0.38%
Acquired Fund Fees & Expenses	0.08%	0.08%	0.08%	0.08%
Total Annual Fund Operating Expenses	1.04%	1.74%	1.04%	1.44%
Less: Fee Waiver	–0.03%	–0.03%	–0.03%	–0.03%
Total Annual Fund Operating Expenses After Fee Waiver(1)	1.01%	1.71%	1.01%	1.41%
(1)	The expense information in the table above has been restated to reflect current fees.

State Farm Investment Management Corp. (the “Manager” or “SFIMC”), the investment adviser to the Fund, has contractually agreed to waive its management fees in an amount required to keep the Fund’s Total Annual Fund Operating Expenses at or below a specified amount for each share class. This fee waiver applies through April 30, 2014, and the Manager may not discontinue or modify this waiver without the approval of the Board of Trustees of State Farm Mutual Fund Trust.

On pages 1-2 of the Summary Prospectus, the expense example tables for the Small Cap Index Fund are deleted and replaced with the following:

	After 1 year	After 3 years	After 5 years	After 10 years
Class A	$598	$812	$1,043	$1,705
Class B	$674	$895	$1,141	$1,864
Legacy Class A	$400	$618	$ 854	$1,530
Legacy Class B	$444	$728	$ 984	$1,613

You would pay the following expenses if you did not redeem your shares:

	After 1 year	After 3 years	After 5 years	After 10 years
Class B	$174	$545	$941	$1,864
Legacy Class B	$144	$453	$784	$1,613

This supplement provides new and additional information beyond that contained in the Summary Prospectus and should be retained and read in conjunction with the Summary Prospectus. Please keep it for future reference.

STATE FARM MUTUAL FUND TRUST

Supplement dated October 1, 2013 to the Summary Prospectus for the State Farm Mutual Fund Trust International Index Fund for Class A, Class B, Legacy Class A and Legacy Class B shares dated May 1, 2013 (the “Summary Prospectus”).

On page 1 of the Summary Prospectus the table labeled “Annual Fund Operating Expenses” is deleted and replaced with the following:

[International Index Fund]

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Legacy Class A	Legacy Class B
Management fees	0.48%	0.48%	0.48%	0.48%
Distribution [and/or Service] (12b-1 fees) fees	0.25%	0.95%	0.25%	0.65%
Other Expenses	0.51%	0.51%	0.51%	0.51%
Total Annual Fund Operating Expenses	1.24%	1.94%	1.24%	1.64%
Less: Fee Waiver	–0.06%	–0.06%	–0.06%	–0.06%
Total Annual Fund Operating Expenses After Fee Waiver(1)	1.18%	1.88%	1.18%	1.58%
(1)	The expense information in the table above has been restated to reflect current fees.

State Farm Investment Management Corp. (the “Manager” or “SFIMC”), the investment adviser to the Fund, has contractually agreed to waive its management fees in an amount required to keep the Fund’s Total Annual Fund Operating Expenses at or below a specified amount for each share class. This fee waiver applies through April 30, 2014, and the Manager may not discontinue or modify this waiver without the approval of the Board of Trustees of State Farm Mutual Fund Trust.

On pages1-2 of the Summary Prospectus, the expense example tables for the International Index Fund are deleted and replaced with the following:

	After 1 year	After 3 years	After 5 years	After 10 years
Class A	$614	$868	$1,141	$1,920
Class B	$691	$953	$1,241	$2,078
Legacy Class A	$417	$676	$ 955	$1,750
Legacy Class B	$461	$786	$1,086	$1,832

You would pay the following expenses if you did not redeem your shares:

	After 1 year	After 3 years	After 5 years	After 10 years
Class B	$191	$603	$1,041	$2,078
Legacy Class B	$161	$511	$ 886	$1,832

This supplement provides new and additional information beyond that contained in the Summary Prospectus and should be retained and read in conjunction with the Summary Prospectus. Please keep it for future reference.

STATE FARM MUTUAL FUND TRUST

Supplement dated October 1, 2013 to the Summary Prospectus for the State Farm Mutual Fund Trust Small Cap Index Fund for Institutional Shares dated May 1, 2013 (the “Summary Prospectus”).

On page 1 of the Summary Prospectus the table labeled “Annual Fund Operating Expenses” is deleted and replaced with the following:

[Small Cap Index Fund]

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Institutional
Management fees	0.33%
Distribution [and/or Service] (12b-1 fees) Fees	0.00%
Other Expenses	0.38%
Acquired Fund Fees & Expenses	0.08%
Total Annual Fund Operating Expenses	0.79%
Less: Fee Waiver	–0.03%
Total Annual Fund Operating Expenses After Fee Waiver(1)	0.76%
(1)	The expense information in the table above has been restated to reflect current fees.

State Farm Investment Management Corp. (the “Manager” or “SFIMC”), the investment adviser to the Fund, has contractually agreed to waive its management fees in an amount required to keep the Fund’s Total Annual Fund Operating Expenses at or below a specified amount for each share class. This fee waiver applies through April 30, 2014, and the Manager may not discontinue or modify this waiver without the approval of the Board of Trustees of State Farm Mutual Fund Trust.

On page 1 of the Summary Prospectus, the expense example table for the Small Cap Index Fund is deleted and replaced with the following:

	After 1 Year	After 3 Years	After 5 Years	After 10 Years
Institutional	$78	$249	$436	$975

This supplement provides new and additional information beyond that contained in the Summary Prospectus and should be retained and read in conjunction with the Summary Prospectus. Please keep it for future reference.

STATE FARM MUTUAL FUND TRUST

Supplement dated October 1, 2013 to the Summary Prospectus for the State Farm Mutual Fund Trust International Index Fund for Institutional Shares dated May 1, 2013 (the “Summary Prospectus”).

On page 1 of the Summary Prospectus the table labeled “Annual Fund Operating Expenses” is deleted and replaced with the following:

[International Index Fund]

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Institutional
Management fees	0.48%
Distribution [and/or Service] (12b-1 fees) Fees	0.00%
Other Expenses	0.51%
Acquired Fund Fees & Expenses	0.00%
Total Annual Fund Operating Expenses	0.99%
Less: Fee Waiver	–0.06%
Total Annual Fund Operating Expenses After Fee Waiver(1)	0.93%
(1)	The expense information in the table above has been restated to reflect current fees.

State Farm Investment Management Corp. (the “Manager” or “SFIMC”), the investment adviser to the Fund, has contractually agreed to waive its management fees in an amount required to keep the Fund’s Total Annual Fund Operating Expenses at or below a specified amount for each share class. This fee waiver applies through April 30, 2014, and the Manager may not discontinue or modify this waiver without the approval of the Board of Trustees of State Farm Mutual Fund Trust.

On page 1 of the Summary Prospectus, the expense example table for the International Index Fund is deleted and replaced with the following:

	After 1 year	After 3 years	After 5 years	After 10 years
Institutional	$95	$309	$541	$1,208

This supplement provides new and additional information beyond that contained in the Summary Prospectus and should be retained and read in conjunction with the Summary Prospectus. Please keep it for future reference.